Equity Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (11.2%)
*	Facebook Inc. Class A	550,058	186,684
*	Alphabet Inc. Class A	69,416	185,585
*	Alphabet Inc. Class C	65,071	173,434
*	Walt Disney Co.	419,308	70,934
*	Netflix Inc.	102,131	62,335
	Comcast Corp. Class A	1,056,953	59,115
	Verizon Communications Inc.	955,320	51,597
	AT&T Inc.	1,647,588	44,501
*	Charter Communications Inc. Class A	29,271	21,296
*	T-Mobile US Inc.	135,374	17,295
	Activision Blizzard Inc.	179,558	13,896
*	Twitter Inc.	184,134	11,120
*	Match Group Inc.	63,876	10,028
	Electronic Arts Inc.	65,665	9,341
	ViacomCBS Inc. Class B	139,724	5,521
*	Take-Two Interactive Software Inc.	26,887	4,143
	Omnicom Group Inc.	49,411	3,580
	Interpublic Group of Cos. Inc.	90,649	3,324
	Fox Corp. Class A	74,518	2,989
	Lumen Technologies Inc.	229,431	2,843
*	Live Nation Entertainment Inc.	30,422	2,772
*	DISH Network Corp. Class A	57,257	2,488
	News Corp. Class A	90,588	2,132
*	Discovery Inc. Class C	70,241	1,705
	Fox Corp. Class B	34,395	1,277
*	Discovery Inc. Class A	38,911	988
	News Corp. Class B	27,467	638
			951,561
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	100,500	330,147
*	Tesla Inc.	187,235	145,197
	Home Depot Inc.	245,339	80,535
	NIKE Inc. Class B	294,893	42,827
	McDonald's Corp.	172,305	41,544
	Lowe's Cos. Inc.	163,110	33,088
	Starbucks Corp.	272,073	30,012
	Target Corp.	114,153	26,115
*	Booking Holdings Inc.	9,475	22,492
	TJX Cos. Inc.	278,376	18,367
*	General Motors Co.	334,936	17,654
*	Ford Motor Co.	906,045	12,830

		Shares	Market Value ($000)
*	Chipotle Mexican Grill Inc.	6,483	11,783
	Dollar General Corp.	54,501	11,562
	eBay Inc.	150,003	10,451
*	O'Reilly Automotive Inc.	15,909	9,721
*	Marriott International Inc. Class A	63,128	9,349
*	Aptiv plc	62,392	9,295
	Ross Stores Inc.	82,423	8,972
*	Hilton Worldwide Holdings Inc.	64,268	8,490
*	AutoZone Inc.	4,971	8,441
	Yum! Brands Inc.	68,224	8,344
	DR Horton Inc.	75,206	6,315
*	Etsy Inc.	29,210	6,075
	Lennar Corp. Class A	62,543	5,859
*	Caesars Entertainment Inc.	49,255	5,530
	Best Buy Co. Inc.	52,017	5,499
*	Expedia Group Inc.	33,531	5,496
	Garmin Ltd.	35,053	5,449
	Tractor Supply Co.	26,382	5,345
*	Dollar Tree Inc.	53,509	5,122
	VF Corp.	75,169	5,036
*	CarMax Inc.	37,639	4,816
*	Carnival Corp.	184,171	4,606
*	Royal Caribbean Cruises Ltd.	51,726	4,601
*	Ulta Beauty Inc.	12,633	4,560
	Darden Restaurants Inc.	30,070	4,555
	Domino's Pizza Inc.	8,505	4,057
	Pool Corp.	9,260	4,023
	Genuine Parts Co.	33,044	4,006
	MGM Resorts International	92,308	3,983
	Bath & Body Works Inc.	61,082	3,850
*	NVR Inc.	776	3,720
	Advance Auto Parts Inc.	15,097	3,154
*	LKQ Corp.	62,369	3,138
	Whirlpool Corp.	14,503	2,957
*	Las Vegas Sands Corp.	79,352	2,904
	PulteGroup Inc.	59,877	2,750
	Hasbro Inc.	29,862	2,664
*	Penn National Gaming Inc.	36,186	2,622
	BorgWarner Inc.	55,321	2,390
	Tapestry Inc.	64,307	2,381
*	Norwegian Cruise Line Holdings Ltd.	85,692	2,289
*	Mohawk Industries Inc.	12,898	2,288
*	Wynn Resorts Ltd.	24,237	2,054
	Newell Brands Inc.	87,367	1,934
*	PVH Corp.	16,524	1,699
	Hanesbrands Inc.	80,720	1,385
	Leggett & Platt Inc.	30,734	1,378
	Ralph Lauren Corp.	11,294	1,254
	Gap Inc.	49,669	1,127
*	Under Armour Inc. Class A	43,979	888
*	Under Armour Inc. Class C	47,506	832
	Lennar Corp. Class B	1,027	80
			1,041,887
Consumer Staples (5.7%)
	Procter & Gamble Co.	560,118	78,305
	PepsiCo Inc.	318,911	47,967
	Coca-Cola Co.	896,412	47,035
	Walmart Inc.	329,774	45,964

		Shares	Market Value ($000)
	Costco Wholesale Corp.	102,011	45,839
	Philip Morris International Inc.	359,634	34,090
	Altria Group Inc.	425,553	19,371
	Mondelez International Inc. Class A	322,545	18,766
	Estee Lauder Cos. Inc. Class A	53,508	16,049
	Colgate-Palmolive Co.	194,660	14,712
	Kimberly-Clark Corp.	77,726	10,294
	Sysco Corp.	118,025	9,265
	General Mills Inc.	139,946	8,372
	Constellation Brands Inc. Class A	38,824	8,180
	Walgreens Boots Alliance Inc.	165,527	7,788
	Archer-Daniels-Midland Co.	129,187	7,753
*	Monster Beverage Corp.	86,648	7,697
	Kroger Co.	156,942	6,345
	Kraft Heinz Co.	155,278	5,717
	Hershey Co.	33,556	5,679
	Tyson Foods Inc. Class A	68,011	5,369
	Clorox Co.	28,353	4,696
	Church & Dwight Co. Inc.	56,588	4,673
	McCormick & Co. Inc. (Non-Voting)	57,441	4,654
	Kellogg Co.	59,031	3,773
	Conagra Brands Inc.	110,756	3,751
	J M Smucker Co.	25,013	3,002
	Brown-Forman Corp. Class B	42,134	2,823
	Hormel Foods Corp.	65,026	2,666
	Lamb Weston Holdings Inc.	33,470	2,054
	Molson Coors Beverage Co. Class B	43,603	2,022
	Campbell Soup Co.	46,853	1,959
			486,630
Energy (2.7%)
	Exxon Mobil Corp.	976,961	57,465
	Chevron Corp.	446,293	45,276
	ConocoPhillips	309,064	20,945
	EOG Resources Inc.	134,666	10,810
	Schlumberger NV	322,714	9,565
	Marathon Petroleum Corp.	147,290	9,104
	Pioneer Natural Resources Co.	52,365	8,719
	Kinder Morgan Inc.	449,322	7,517
	Williams Cos. Inc.	280,293	7,271
	Phillips 66	101,030	7,075
	Valero Energy Corp.	94,313	6,656
	Occidental Petroleum Corp.	204,736	6,056
	ONEOK Inc.	102,802	5,962
	Devon Energy Corp.	145,326	5,161
	Hess Corp.	63,631	4,970
	Baker Hughes Co.	191,252	4,730
	Halliburton Co.	205,336	4,439
	Diamondback Energy Inc.	39,288	3,719
	Marathon Oil Corp.	181,417	2,480
	Coterra Energy Inc.	92,520	2,013
	APA Corp.	86,931	1,863
			231,796
Financials (11.3%)
	JPMorgan Chase & Co.	689,502	112,865
*	Berkshire Hathaway Inc. Class B	395,788	108,026
	Bank of America Corp.	1,708,700	72,534
	Wells Fargo & Co.	947,539	43,975

		Shares	Market Value ($000)
	Citigroup Inc.	467,674	32,821
	Morgan Stanley	336,811	32,775
	Goldman Sachs Group Inc.	77,785	29,405
	BlackRock Inc.	33,012	27,686
	Charles Schwab Corp.	346,289	25,224
	American Express Co.	148,484	24,876
	S&P Global Inc.	55,610	23,628
	PNC Financial Services Group Inc.	98,066	19,186
	US Bancorp	311,341	18,506
	Truist Financial Corp.	308,045	18,067
	Marsh & McLennan Cos. Inc.	116,903	17,703
	Chubb Ltd.	101,240	17,563
	Capital One Financial Corp.	102,936	16,673
	CME Group Inc.	82,865	16,024
	Intercontinental Exchange Inc.	129,982	14,925
	Aon plc Class A	52,078	14,882
	Moody's Corp.	37,381	13,274
	Progressive Corp.	135,023	12,205
	MSCI Inc.	19,017	11,569
	American International Group Inc.	197,353	10,833
	MetLife Inc.	168,086	10,376
	T. Rowe Price Group Inc.	52,341	10,295
	Bank of New York Mellon Corp.	183,261	9,500
	Prudential Financial Inc.	89,266	9,391
*	SVB Financial Group	13,536	8,756
	Travelers Cos. Inc.	57,575	8,752
	Allstate Corp.	68,235	8,687
*	Berkshire Hathaway Inc. Class A	21	8,639
	Discover Financial Services	69,100	8,489
	First Republic Bank	40,690	7,848
	Aflac Inc.	142,397	7,423
	State Street Corp.	84,365	7,147
	Arthur J Gallagher & Co.	47,714	7,093
	Ameriprise Financial Inc.	26,252	6,934
	Willis Towers Watson plc	29,761	6,918
	Fifth Third Bancorp	159,418	6,766
	Synchrony Financial	131,468	6,426
	Hartford Financial Services Group Inc.	80,122	5,629
	Huntington Bancshares Inc.	340,506	5,264
	Nasdaq Inc.	27,010	5,213
	Northern Trust Corp.	48,025	5,178
	KeyCorp	220,772	4,773
	Regions Financial Corp.	220,344	4,696
	Citizens Financial Group Inc.	98,274	4,617
	M&T Bank Corp.	29,683	4,433
	Cincinnati Financial Corp.	34,569	3,948
	Raymond James Financial Inc.	42,751	3,945
	Principal Financial Group Inc.	57,616	3,710
	MarketAxess Holdings Inc.	8,763	3,686
	Cboe Global Markets Inc.	24,618	3,049
	Brown & Brown Inc.	53,950	2,992
	Lincoln National Corp.	40,773	2,803
	Loews Corp.	46,900	2,529
	Comerica Inc.	30,922	2,489
	W R Berkley Corp.	32,340	2,367
	Zions Bancorp NA	37,420	2,316
	Everest Re Group Ltd.	9,183	2,303
	Assurant Inc.	13,577	2,142

		Shares	Market Value ($000)
	Franklin Resources Inc.	65,001	1,932
	Globe Life Inc.	21,611	1,924
	Invesco Ltd.	78,816	1,900
	People's United Financial Inc.	98,676	1,724
			960,227
Health Care (13.2%)
	Johnson & Johnson	607,437	98,101
	UnitedHealth Group Inc.	217,576	85,016
	Pfizer Inc.	1,293,738	55,644
	Thermo Fisher Scientific Inc.	90,772	51,861
	Abbott Laboratories	409,080	48,325
	Danaher Corp.	146,609	44,634
	AbbVie Inc.	407,778	43,987
	Merck & Co. Inc.	584,121	43,873
	Eli Lilly & Co.	183,205	42,329
	Medtronic plc	310,110	38,872
*	Moderna Inc.	81,033	31,186
	Bristol-Myers Squibb Co.	512,764	30,340
	Amgen Inc.	131,035	27,865
*	Intuitive Surgical Inc.	27,437	27,276
	CVS Health Corp.	304,496	25,840
	Zoetis Inc.	109,364	21,232
	Anthem Inc.	56,261	20,974
	Stryker Corp.	77,447	20,424
	Gilead Sciences Inc.	289,331	20,210
	Becton Dickinson & Co.	66,273	16,291
*	Edwards Lifesciences Corp.	143,839	16,284
	Cigna Corp.	78,482	15,709
*	Regeneron Pharmaceuticals Inc.	24,255	14,679
*	Boston Scientific Corp.	328,692	14,262
	HCA Healthcare Inc.	56,883	13,807
*	Illumina Inc.	33,852	13,731
*	IDEXX Laboratories Inc.	19,632	12,209
*	Dexcom Inc.	22,315	12,203
	Humana Inc.	29,655	11,540
*	Align Technology Inc.	16,956	11,283
	Agilent Technologies Inc.	70,019	11,030
*	Vertex Pharmaceuticals Inc.	59,816	10,850
*	IQVIA Holdings Inc.	44,218	10,592
*	Biogen Inc.	34,391	9,732
	Baxter International Inc.	115,370	9,279
	ResMed Inc.	33,575	8,849
*	Centene Corp.	134,441	8,377
*	Mettler-Toledo International Inc.	5,335	7,348
	West Pharmaceutical Services Inc.	17,071	7,247
	McKesson Corp.	35,697	7,117
	Zimmer Biomet Holdings Inc.	48,217	7,057
*	Laboratory Corp. of America Holdings	22,315	6,280
*	Catalent Inc.	39,301	5,230
*	Waters Corp.	14,161	5,060
	Cerner Corp.	68,211	4,810
*	Charles River Laboratories International Inc.	11,636	4,802
	STERIS plc	23,025	4,704
	Cooper Cos. Inc.	11,362	4,696
	PerkinElmer Inc.	25,863	4,482
	Bio-Techne Corp.	8,980	4,351
*	Hologic Inc.	58,500	4,318
	AmerisourceBergen Corp.	34,530	4,125

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	28,198	4,097
	Teleflex Inc.	10,782	4,060
	Viatris Inc.	278,867	3,779
*	Bio-Rad Laboratories Inc. Class A	4,951	3,693
*	ABIOMED Inc.	10,451	3,402
	Cardinal Health Inc.	66,961	3,312
*	Incyte Corp.	43,374	2,983
	DENTSPLY SIRONA Inc.	50,374	2,924
*	Henry Schein Inc.	32,244	2,456
	Universal Health Services Inc. Class B	17,513	2,423
	Organon & Co.	58,573	1,921
*	DaVita Inc.	15,482	1,800
	AstraZeneca plc ADR	1	—
			1,117,173
Industrials (8.0%)
	Honeywell International Inc.	159,315	33,819
	United Parcel Service Inc. Class B	168,047	30,601
	Raytheon Technologies Corp.	347,933	29,908
	Union Pacific Corp.	150,475	29,495
*	Boeing Co.	127,137	27,963
	General Electric Co.	253,287	26,096
	Caterpillar Inc.	126,331	24,252
	3M Co.	133,532	23,424
	Deere & Co.	65,502	21,948
	Lockheed Martin Corp.	56,871	19,626
	CSX Corp.	520,221	15,471
	Eaton Corp. plc	91,947	13,729
	Illinois Tool Works Inc.	66,139	13,666
	Norfolk Southern Corp.	56,990	13,635
	Waste Management Inc.	89,396	13,352
	Emerson Electric Co.	137,942	12,994
	Northrop Grumman Corp.	34,730	12,508
	FedEx Corp.	56,754	12,446
	Johnson Controls International plc	164,339	11,188
	Roper Technologies Inc.	24,316	10,848
	IHS Markit Ltd.	91,980	10,727
	General Dynamics Corp.	53,540	10,495
	Carrier Global Corp.	200,216	10,363
	L3Harris Technologies Inc.	46,369	10,212
	Trane Technologies plc	54,827	9,466
	Parker-Hannifin Corp.	29,775	8,326
	Otis Worldwide Corp.	98,480	8,103
	Rockwell Automation Inc.	26,773	7,872
	Cintas Corp.	20,198	7,689
*	TransDigm Group Inc.	12,082	7,546
	Verisk Analytics Inc.	37,234	7,457
	Cummins Inc.	33,143	7,443
	Equifax Inc.	28,144	7,132
*	Southwest Airlines Co.	136,434	7,017
	Fastenal Co.	132,519	6,839
*	Copart Inc.	49,135	6,816
	AMETEK Inc.	53,403	6,622
	Stanley Black & Decker Inc.	37,608	6,593
	PACCAR Inc.	80,096	6,321
*	Delta Air Lines Inc.	147,561	6,288
	Old Dominion Freight Line Inc.	21,647	6,191
*	Generac Holdings Inc.	14,566	5,953
*	United Rentals Inc.	16,700	5,861

		Shares	Market Value ($000)
	Fortive Corp.	82,704	5,836
	Republic Services Inc.	48,451	5,817
	Kansas City Southern	20,981	5,678
	Dover Corp.	33,210	5,164
	Xylem Inc.	41,544	5,138
*	Ingersoll Rand Inc.	93,507	4,714
	Expeditors International of Washington Inc.	39,196	4,669
	Jacobs Engineering Group Inc.	30,053	3,983
	WW Grainger Inc.	10,102	3,971
	Westinghouse Air Brake Technologies Corp.	43,628	3,761
	Quanta Services Inc.	32,118	3,656
	IDEX Corp.	17,523	3,626
	Textron Inc.	51,723	3,611
*	United Airlines Holdings Inc.	74,666	3,552
	JB Hunt Transport Services Inc.	19,432	3,249
	Masco Corp.	57,042	3,169
	Leidos Holdings Inc.	32,671	3,141
*	American Airlines Group Inc.	149,437	3,066
	Fortune Brands Home & Security Inc.	31,770	2,841
	Pentair plc	38,350	2,785
	Howmet Aerospace Inc.	89,078	2,779
	Allegion plc	20,699	2,736
	CH Robinson Worldwide Inc.	30,397	2,645
	Snap-on Inc.	12,457	2,603
	Robert Half International Inc.	25,840	2,593
	A O Smith Corp.	30,744	1,878
	Rollins Inc.	52,253	1,846
	Huntington Ingalls Industries Inc.	9,256	1,787
*	Alaska Air Group Inc.	29,001	1,699
	Nielsen Holdings plc	82,509	1,583
			677,877
Information Technology (27.5%)
	Apple Inc.	3,623,568	512,735
	Microsoft Corp.	1,734,032	488,858
	NVIDIA Corp.	575,022	119,122
	Visa Inc. Class A	389,418	86,743
*	PayPal Holdings Inc.	271,136	70,552
	Mastercard Inc. Class A	201,018	69,890
*	Adobe Inc.	109,926	63,287
*	salesforce.com Inc.	224,177	60,801
	Cisco Systems Inc.	972,417	52,929
	Intel Corp.	936,143	49,878
	Accenture plc Class A	146,323	46,812
	Broadcom Inc.	94,666	45,906
	Texas Instruments Inc.	213,027	40,946
	Intuit Inc.	63,052	34,017
	QUALCOMM Inc.	260,283	33,571
	Oracle Corp.	380,101	33,118
*	Advanced Micro Devices Inc.	279,891	28,801
	International Business Machines Corp.	206,829	28,735
*	ServiceNow Inc.	45,711	28,445
	Applied Materials Inc.	210,898	27,149
	Analog Devices Inc.	124,120	20,788
	Automatic Data Processing Inc.	97,626	19,517
	Lam Research Corp.	32,882	18,715
	Micron Technology Inc.	259,765	18,438
	Fidelity National Information Services Inc.	142,533	17,343
*	Fiserv Inc.	137,455	14,914

		Shares	Market Value ($000)
*	Autodesk Inc.	50,768	14,477
	NXP Semiconductors NV	61,180	11,983
	KLA Corp.	35,245	11,790
	Global Payments Inc.	67,785	10,682
*	Synopsys Inc.	35,206	10,541
	TE Connectivity Ltd.	75,679	10,385
	Amphenol Corp. Class A	138,111	10,114
	Microchip Technology Inc.	63,227	9,705
*	Cadence Design Systems Inc.	63,866	9,672
*	Fortinet Inc.	31,275	9,134
	Motorola Solutions Inc.	39,074	9,078
	Cognizant Technology Solutions Corp. Class A	121,287	9,001
	Xilinx Inc.	57,105	8,622
	Paychex Inc.	73,902	8,310
	HP Inc.	277,147	7,583
*	Keysight Technologies Inc.	42,507	6,983
*	ANSYS Inc.	20,156	6,862
	Corning Inc.	177,358	6,472
*	Zebra Technologies Corp. Class A	12,322	6,351
	Skyworks Solutions Inc.	38,091	6,277
*	Gartner Inc.	19,302	5,865
	CDW Corp.	31,724	5,774
*	Paycom Software Inc.	11,093	5,499
*	FleetCor Technologies Inc.	19,064	4,981
	Monolithic Power Systems Inc.	9,961	4,828
*	Trimble Inc.	58,096	4,778
*	Enphase Energy Inc.	31,065	4,659
	NetApp Inc.	51,695	4,640
*	Teledyne Technologies Inc.	10,757	4,621
*	VeriSign Inc.	22,462	4,605
	Broadridge Financial Solutions Inc.	26,798	4,466
*	Arista Networks Inc.	12,924	4,441
*	Tyler Technologies Inc.	9,438	4,329
	Hewlett Packard Enterprise Co.	301,333	4,294
*	Qorvo Inc.	25,647	4,288
	Teradyne Inc.	38,072	4,156
*	Western Digital Corp.	70,703	3,990
	Seagate Technology Holdings plc	48,324	3,988
*	Akamai Technologies Inc.	37,607	3,933
*	Ceridian HCM Holding Inc.	31,125	3,505
	NortonLifeLock Inc.	133,810	3,385
	Citrix Systems Inc.	28,649	3,076
*	PTC Inc.	24,410	2,924
	Jack Henry & Associates Inc.	17,119	2,809
*	F5 Networks Inc.	13,920	2,767
	Juniper Networks Inc.	74,958	2,063
*	DXC Technology Co.	58,133	1,954
	Western Union Co.	93,641	1,893
*	IPG Photonics Corp.	8,284	1,312
			2,329,855
Materials (2.5%)
	Linde plc	119,161	34,959
	Sherwin-Williams Co.	55,897	15,636
	Air Products and Chemicals Inc.	51,059	13,077
	Ecolab Inc.	57,394	11,974
	Freeport-McMoRan Inc.	338,633	11,016
	Newmont Corp.	184,423	10,014
	Dow Inc.	172,117	9,907

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	120,703	8,207
	PPG Industries Inc.	54,809	7,838
	International Flavors & Fragrances Inc.	57,427	7,679
	Corteva Inc.	169,425	7,129
	Ball Corp.	75,361	6,780
	Nucor Corp.	67,783	6,676
	Albemarle Corp.	27,008	5,914
	LyondellBasell Industries NV Class A	60,994	5,724
	Vulcan Materials Co.	30,607	5,177
	International Paper Co.	90,078	5,037
	Martin Marietta Materials Inc.	14,389	4,916
	Amcor plc	355,716	4,123
	Avery Dennison Corp.	19,152	3,969
	Celanese Corp.	25,650	3,864
	Eastman Chemical Co.	31,348	3,158
	Westrock Co.	61,720	3,076
	Packaging Corp. of America	21,919	3,013
	Mosaic Co.	79,514	2,840
	CF Industries Holdings Inc.	49,694	2,774
	FMC Corp.	29,743	2,723
	Sealed Air Corp.	34,586	1,895
			209,095
Real Estate (2.6%)
	American Tower Corp.	105,042	27,879
	Prologis Inc.	170,582	21,396
	Crown Castle International Corp.	99,734	17,286
	Equinix Inc.	20,720	16,372
	Public Storage	35,177	10,451
	Simon Property Group Inc.	75,797	9,851
	Digital Realty Trust Inc.	65,215	9,420
	SBA Communications Corp.	25,276	8,356
	Welltower Inc.	97,511	8,035
*	CBRE Group Inc. Class A	77,456	7,541
	AvalonBay Communities Inc.	32,207	7,138
	Equity Residential	78,634	6,363
	Weyerhaeuser Co.	172,852	6,148
	Alexandria Real Estate Equities Inc.	31,999	6,114
	Realty Income Corp.	89,878	5,829
	Extra Space Storage Inc.	30,853	5,183
	Ventas Inc.	90,794	5,013
	Mid-America Apartment Communities Inc.	26,775	5,000
	Essex Property Trust Inc.	14,997	4,795
	Duke Realty Corp.	87,325	4,180
	Healthpeak Properties Inc.	124,366	4,164
	Boston Properties Inc.	32,771	3,551
	UDR Inc.	64,393	3,412
	Kimco Realty Corp.	141,600	2,938
	Iron Mountain Inc.	66,964	2,910
*	Host Hotels & Resorts Inc.	164,774	2,691
	Regency Centers Corp.	35,289	2,376
	Federal Realty Investment Trust	16,158	1,906
	Vornado Realty Trust	36,483	1,533
			217,831
Utilities (2.5%)
	NextEra Energy Inc.	452,688	35,545
	Duke Energy Corp.	177,561	17,328
	Southern Co.	244,353	15,143

			Shares	Market Value ($000)
		Dominion Energy Inc.	186,623	13,627
		Exelon Corp.	225,802	10,915
		American Electric Power Co. Inc.	115,366	9,365
		Sempra Energy	73,710	9,324
		Xcel Energy Inc.	124,182	7,761
		Public Service Enterprise Group Inc.	116,803	7,113
		American Water Works Co. Inc.	41,869	7,078
		Eversource Energy	79,234	6,478
		WEC Energy Group Inc.	72,768	6,418
		Consolidated Edison Inc.	81,620	5,925
		DTE Energy Co.	44,691	4,992
		PPL Corp.	177,519	4,949
		Edison International	87,544	4,856
		Ameren Corp.	59,376	4,810
		Entergy Corp.	46,293	4,597
		FirstEnergy Corp.	125,487	4,470
		CMS Energy Corp.	66,794	3,990
		AES Corp.	153,725	3,510
		CenterPoint Energy Inc.	136,852	3,367
		Evergy Inc.	52,909	3,291
		Alliant Energy Corp.	57,730	3,232
		Atmos Energy Corp.	30,129	2,657
		NRG Energy Inc.	56,475	2,306
		NiSource Inc.	90,451	2,192
		Pinnacle West Capital Corp.	26,024	1,883
				207,122
Total Common Stocks (Cost $4,114,450)				8,431,054
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $34,188)	0.068%	341,879	34,188
Total Investments (99.9%) (Cost $4,148,638)				8,465,242
Other Assets and Liabilities—Net (0.1%)				5,519
Net Assets (100%)				8,470,761
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	193	41,473	(1,458)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.